Taxation - Differences from Theoretical Amount that would Arise from Using the Weighted-Average Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Tax calculated at the tax rates applicable to profits in the respective countries	$ (7,250)	$ 2,956	$ (3,013)
Non-deductible items	(1,511)	(2,249)	(1,406)
Effect of the changes in the statutory income tax rate in Argentina	3,115	(1,013)	1,781
Unused tax losses	(3,742)	(4,181)	(2,265)
Tax losses where no deferred tax asset was recognized	1,910	(2,368)	(29)
Non-taxable income	11,545	13,069	2,437
Previously unrecognized tax losses now recouped to reduce tax expenses	0	0	7,595
Effect of IAS 29 on Argentina´s Shareholder´s equity and deferred income tax	(23,805)	(5,825)	0
Others	(1,082)	635	(108)
Income tax (expense) / benefit	$ (20,820)	$ 1,024	$ 4,992